Financial instruments by category (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of financial assets and financial liabilities
	Financial assets at amortized cost	Financial assets at fair value through profit or loss			Subtotal financial assets	Non- financial assets	Total
		Level 1	Level 2	Level 3
June 30, 2021
Assets as per Statements of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	7,231	-	-	-	7,231	4,942	12,173
Investments in financial assets:
- Public companies’ securities	-	976	-	-	976	-	976
- Bonds	-	2,711	-	-	2,711	-	2,711
- Others	10	639	-	48	697	-	697
Cash and cash equivalents:
- Cash at bank and on hand	1,128	-	-	-	1,128	-	1,128
- Short-term investments	-	803	-	-	803	-	803
Total assets	8,369	5,129	-	48	13,546	4,942	18,488

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss			Subtotal financial liabilities	Non- financial liabilities	Total
		Level 1	Level 2	Level 3
June 30, 2021
Liabilities as per Statements of Financial Position
Trade and other payables	2,884	-	-	-	2,884	3,606	6,490
Borrowings (excluding finance leases)	62,133	-	-	-	62,133	-	62,133
Derivative financial instruments:
- Swaps	-	-	57	-	57	-	57
Total liabilities	65,017	-	57	-	65,074	3,606	68,680
	Financial assets at amortized cost	Financial assets at fair value through profit or loss			Subtotal financial assets	Non- financial assets	Total
		Level 1	Level 2	Level 3
June 30, 2020
Assets as per Statements of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	74,133	-	-	-	74,133	22,004	96,137
Investments in financial assets:	-	-	-	-	-	-	-
- Public companies’ securities	-	862	345	-	1,207	-	1,207
- Private companies’ securities	-	-	-	4,369	4,369	-	4,369
- Deposits	1,437	92	-	-	1,529	-	1,529
- Bonds	-	13,868	2,169	-	16,037	-	16,037
- Investments in financial assets with quotation	-	9,760	1,217	348	11,325	-	11,325
Derivative financial instruments	-	-	-	-	-	-	-
- Foreign-currency future contracts	-	-	194	-	194	-	194
- Others	93	-	30	213	336	-	336
Restricted assets (i)	12,136	-	-	-	12,136	-	12,136
Financial assets available for sale:	-	-	-	-	-	-	-
- Clal	-	5,072	-	-	5,072	-	5,072
Cash and cash equivalents:	-	-	-	-	-	-	-
- Cash at bank and on hand	37,059	-	-	-	37,059	-	37,059
- Short term investments	94,064	4,596	-	-	98,660	-	98,660
Total assets	218,922	34,250	3,955	4,930	262,057	22,004	284,061
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss			Subtotal financial liabilities	Non- financial liabilities	Total
		Level 1	Level 2	Level 3
June 30, 2020
Liabilities as per Statements of Financial Position
Trade and other payables	37,529	-	-	-	37,529	10,296	47,825
Borrowings (excluding finance leases)	564,991	-	-	-	564,991	-	564,991
Derivative financial instruments:	-
- Foreign-currency future contracts	-	-	207	-	207	-	207
- Others	-	-	1,436	30	1,466	-	1,466
- Forwards	-	-	92	-	92	-	92
Total liabilities	602,520	-	1,735	30	604,285	10,296	614,581

Schedule of book value of financial instruments recognized
	As of June 30, 2021			As of June 30, 2020
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	9,282	(2,051)	7,231	77,448	(3,315)	74,133
Financial liabilities
Trade and other payables	4,935	(2,051)	2,884	40,844	(3,315)	37,529

Schedule of income, expense, gains and losses on financial instruments
	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2021
Interest income (i)	360	-	360
Interest expense (i)	(6,409)	-	(6,409)
Interest expense on lease liabilities (i)	(97)	-	(97)
Foreign exchange gains, net (i)	7,020	-	7,020
Dividend income (i)	1	-	1
Loss from repurchase of negotiable obligations (i)	(95)	-	(95)
Fair value gain on financial assets at fair value through profit or loss (i)	-	5,318	5,318
Interest generated by operating credits	97	-	97
Gain on derivative financial instruments, net (i)	-	(452)	(452)
Other finance costs (i)	(866)	-	(866)
Total financial instruments	11	4,866	4,877
	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2020
Interest income (i)	299	-	299
Interest expense (i)	(8,607)	-	(8,607)
Interest expense on lease liabilities (i)	(81)	-	(81)
Foreign exchange gains, net (i)	(9,383)	-	(9,383)
Dividend income	21	-	21
Gain from repurchase of negotiable obligations (i)	139	-	139
Fair value gain on financial assets at fair value through profit or loss (i)	-	505	505
Interest generated by operating credits	254	-	254
Gain on derivative financial instruments, net (i)	-	(549)	(549)
Other finance costs (i)	(563)	-	(563)
Total financial instruments	(17,921)	(44)	(17,965)
	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2019
Interest income (i)	260	-	260
Interest expense (i)	(6,667)	-	(6,667)
Foreign exchange gains, net (i)	1,507	-	1,507
Dividend income	21	-	21
Fair value gain on financial assets at fair value through profit or loss (i)	-	1,026	1,026
Interest generated by operating credits	369	-	369
Gain on derivative financial instruments, net (i)	-	837	837
Other finance costs (i)	(520)	-	(520)
Total financial instruments	(5,030)	1,863	(3,167)

Schedule of changes in Level 3 instruments
	Derivative financial instruments - Forwards	Investments in financial assets - Private companies’ securities	nvestments in financial assets - Others	Derivative financial instruments	Total
Balances at June 30, 2019	(104)	3,920	2,202	204	6,222
Additions and acquisitions	-	53	-	-	53
Transfer between levels	-	-	-	527	527
Currency translation adjustment	(10)	714	158	368	1,230
Write off	-	-	(1,467)	(916)	(2,383)
Gain / (loss) for the year (i)	84	(318)	(545)	30	(749)
Balances at June 30, 2020	(30)	4,369	348	213	4,900
Currency translation adjustment	-	-	(4)	-	(4)
Deconsolidation	30	(4,369)	(305)	(213)	(4,857)
Gain for the year (i)	-	-	9	-	9
Balances at June 30, 2021	-	-	48	-	48

Schedule of range of valuation models for the measurement of Level 2 and Level 3 instruments
Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Promissory note	Theoretical price	Price of the underlying (Market price) and volatility of the share (historical) and market interest rate (Libor Curve).	Level 3	Price of the underlying 3 to 4. Volatility of the share 57% to 77%. Market interest rate 0.75% to 1.25%
Investments in financial assets - Other private companies’ securities (*)	Cash flow / NAV - Theoretical price

Projected revenue discounted at the discount rate The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investments assessments.

			Level 3	1 - 3.5
Derivative financial instruments Forwards	Theoretical price	Underlying asset price and volatility	Level 2 and 3	-